UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc.
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417


Form 13F File Number:  028-13567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

     /s/ Mark W. Everette       West Hartford, CT            05/03/2011
     --------------------       -----------------            ----------
         [Signature]              [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          139
                                         -----------

Form 13F Information Table Value Total:  $   124,750
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

        COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
-------------------------  --------------  ---------  --------  -------------------  ----------  -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                                       VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER   --------------------------
     NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
-------------------------  --------------  ---------  --------  --------  ---  ----  ----------  -------- -------- -------- --------
3M CO                      COM             88579Y101     1,750    14,224  SH         Sole        N/A        14,224
ABBOTT LABS                COM             002824100       554    14,717  SH         Sole        N/A        14,717
ABIOMED INC                COM             003654100       327    39,587  SH         Sole        N/A        39,587
ALLEGHANY CORP DEL         COM             017175100       217     1,138  SH         Sole        N/A         1,138
ALLSTATE CORP              COM             020002101       643    17,393  SH         Sole        N/A        17,393
ALTRIA GROUP INC           COM             02209S103       208     4,758  SH         Sole        N/A         4,758
AMBAC FINL GROUP INC       COM             023139108       290     4,319  SH         Sole        N/A         4,319
AMDOCS LTD                 ORD             GO2602103       145    19,200  SH         Sole        N/A        19,200
AMERICAN EXPRESS CO        COM             025816109     1,699    46,769  SH         Sole        N/A        46,769
AMERICAN FINL HLDGS INC    COM             026375131     2,915    97,466  SH         Sole        N/A        97,466
AMERICAN INTL GROUP INC    COM             026874107     3,634    53,261  SH         Sole        N/A        53,261
AMGEN INC                  COM             031162100       421    10,060  SH         Sole        N/A        10,060
AOL TIME WARNER INC        COM             001944105       278    18,884  SH         Sole        N/A        18,884
AT & T CDA INC             DEPS RCPT CL B  00207Q202       442    13,900  SH         Sole        N/A        13,900
AT&T CORP                  COM             001957109       324    30,291  SH         Sole        N/A        30,291
AT&T WIRELESS SVCS INC     COM             00209A106        62    10,550  SH         Sole        N/A        10,550
AUTOMATIC DATA
  PROCESSING IN            COM             053015103     1,528    35,079  SH         Sole        N/A        35,079
BAKER HUGHES INC           COM             057224107       479    14,400  SH         Sole        N/A        14,400
BANKNORTH GROUP INC NEW    COM             355455107     1,659    63,775  SH         Sole        N/A        63,775
BAXTER INTL INC            COM             071813109       231     5,202  SH         Sole        N/A         5,202
BELLSOUTH CORP             COM             079860102       653    20,725  SH         Sole        N/A        20,725
BOEING CO                  COM             097023105       742    16,485  SH         Sole        N/A        16,485
BP PLC                     SPONSORED ADR   055622104       734    14,540  SH         Sole        N/A        14,540
BRISTOL MYERS SQUIBB CO    COM             110122108     1,075    41,846  SH         Sole        N/A        41,846
CAPITAL ONE FINL CORP      COM             14040H105       357     5,850  SH         Sole        N/A         5,850
CARDINAL HEALTH INC        COM             14149Y108       549     8,935  SH         Sole        N/A         8,935
CENDANTCORP                COM             151313103       397    25,010  SH         Sole        N/A        25,010
CHEVRON CORP NEW           COM             166764100       776     8,764  SH         Sole        N/A         8,764
CHITTENDEN CORP            COM             170228100       209     7,218  SH         Sole        N/A         7,218
CHUBB CORP                 COM             171232101       389     5,500  SH         Sole        N/A         5,500
CISCO SYS INC              COM             17275R102       474    34,013  SH         Sole        N/A        34,013
CITIGROUP INC              COM             172967101     2,408    62,152  SH         Sole        N/A        62,152
COCA COLA CO               COM             191216100       405     7,234  SH         Sole        N/A         7,234
COMCAST CORP NEW           CL A SPL        20030N200       610    25,600  SH         Sole        N/A        25,600
CONOCOPHILLIPS             COM             20825C104       525    18,875  SH         Sole        N/A        18,875
COSTCO WHSL CORP NEW       COM             22160K105     1,306    33,832  SH         Sole        N/A        33,832
CVS CAREMARK CORPORATION   COM             126650100       794    25,950  SH         Sole        N/A        25,950
DELL INC                   COM             24702R101       762    29,100  SH         Sole        N/A        29,100
DEVON ENERGY CORP NEW      COM             25179M103       259     5,250  SH         Sole        N/A         5,250
DIMON INC                  COM             254394109        84    12,150  SH         Sole        N/A        12,150
DISNEY WALT CO             COM DISNEY      254687106       438    23,158  SH         Sole        N/A        23,158
DOW CHEM CO                COM             260543103       552    16,060  SH         Sole        N/A        16,060
DU PONT E I DE NEMOURS &
  CO                       COM             263534109       521    11,723  SH         Sole        N/A        11,723
E M C CORP MASS            COM             268648102        98    12,925  SH         Sole        N/A        12,925
EBAY INC                   COM             278642103       210     3,400  SH         Sole        N/A         3,400
ELECTRONIC DATA SYS NEW    COM             285661104     1,965    52,893  SH         Sole        N/A        52,893
ELECTRONICS FOR IMAGING
  INC                      DBCV 1.500% 610 284745AA4       511    32,150  SH         Sole        N/A        32,150
EMERSON ELEC CO            COM             291011104     2,017    37,700  SH         Sole        N/A        37,700
EQUITY OFFICE PROPERTIES
  TRU                      COM             294741103       539    17,895  SH         Sole        N/A        17,895
EXELON CORP                COM             30161N101       418     8,000  SH         Sole        N/A         8,000
EXXON MOBIL CORP           COM             30231G102     5,824   142,323  SH         Sole        N/A       142,323
FEDERAL NATL MTG ASSN      COM             313586109     1,081    14,654  SH         Sole        N/A        14,654
FIDELITY NATL FINL INC     COM             316326107       641    20,273  SH         Sole        N/A        20,273
FIRST DATA CORP            COM             319963104     1,601    43,028  SH         Sole        N/A        43,028
FLEETBOSTON FINL CORP      COM             339030108     1,283    39,663  SH         Sole        N/A        39,663
GANNETT INC                COM             364730101     1,042    13,731  SH         Sole        N/A        13,731
GENERAL ELECTRIC CO        COM             369604103     6,582   226,577  SH         Sole        N/A       226,577
GLAXOSMITHKLINE PLC        SPONSORED ADR   37733W105       224     5,181  SH         Sole        N/A         5,181
GUIDANT CORP               COM             401698105     1,350    44,642  SH         Sole        N/A        44,642
HANCOCK JOHN FINL SVCS
  INC                      COM             41014S106       278     7,900  SH         Sole        N/A         7,900
HARLEY DAVIDSON INC        COM             412822108     1,256    24,500  SH         Sole        N/A        24,500
HARTFORD FINL SVCS GROUP
  INC                      COM             416515104       553     9,306  SH         Sole        N/A         9,306
HCA INC                    COM             404119109       456     9,600  SH         Sole        N/A         9,600
HEINZ H J CO               COM             423074103       304     7,390  SH         Sole        N/A         7,390
HEWLETT PACKARD CO         COM             428236103       990    64,797  SH         Sole        N/A        64,797
HOME DEPOT INC             COM             437076102     1,766    48,075  SH         Sole        N/A        48,075
HOSPITALITY PPTYS TR       COM SH BEN INT  44106M102       307     8,400  SH         Sole        N/A         8,400
IMS HEALTH INC             COM             449934108     1,307    72,816  SH         Sole        N/A        72,816
INTEL CORP                 COM             458140100       574    31,423  SH         Sole        N/A        31,423
INTERNATIONAL BUSINESS
  MACHS                    COM             459200101     1,794    24,919  SH         Sole        N/A        24,919
INTUIT                     COM             461202103       288     5,800  SH         Sole        N/A         5,800
ISHARES TR                 DJ US HEALTHCR  464287762       316     6,190  SH         Sole        N/A         6,190
ITT CORP NEW               COM             450911102       250     3,539  SH         Sole        N/A         3,539
JOHNSON & JOHNSON          COM             478160104     3,415    65,342  SH         Sole        N/A        65,342
JPMORGAN CHASE & CO        COM             46625H100     1,104    32,553  SH         Sole        N/A        32,553
KERR MCGEE CORP            COM             492386107       378     7,050  SH         Sole        N/A         7,050
KEYSPAN CORP               COM             49337W100       505    13,409  SH         Sole        N/A        13,409
KIMBERLY CLARK CORP        COM             494368103       321     5,173  SH         Sole        N/A         5,173
KOPIN CORP                 COM             500600101       917   139,090  SH         Sole        N/A       139,090
LIBERTY MEDIA CORP NEW     INT COM SER A   53071M104     1,514   151,400  SH         Sole        N/A       151,400
LILLY ELI & CO             COM             532457108     1,088    19,288  SH         Sole        N/A        19,288
LOWES COS INC              COM             548661107       518    11,415  SH         Sole        N/A        11,415
LUCENT TECHNOLOGIES INC    COM             549463107        29    17,281  SH         Sole        N/A        17,281
MARSH & MCLENNAN COS INC   COM             571748102       550     5,691  SH         Sole        N/A         5,691
MARSHALL & ILSLEY CORP
  NEW                      COM             571837103       288     9,304  SH         Sole        N/A         9,304
MBIA INC                   COM             55262C100     1,009    17,857  SH         Sole        N/A        17,857
MCDONALDS CORP             COM             580135101     1,114    39,173  SH         Sole        N/A        39,173
MCGRAW HILL COS INC        COM             580645109       328     5,500  SH         Sole        N/A         5,500
MEDTRONIC INC              COM             585055106       576    13,452  SH         Sole        N/A        13,452
MELLON FINL CORP           COM             58551A108       729    23,200  SH         Sole        N/A        23,200
MERCK & CO INC             COM             589331107     2,466    48,690  SH         Sole        N/A        48,690
MGIC INVT CORP WIS         COM             552848103       349     5,150  SH         Sole        N/A         5,150
MICROSOFT CORP             COM             594918104     1,774    32,429  SH         Sole        N/A        32,429
MOTOROLA INC               COM             620076109       883    60,490  SH         Sole        N/A        60,490
NATIONAL CITY CORP         COM             635405103       249     7,500  SH         Sole        N/A         7,500
NATIONAL INSTRS CORP       COM             636518102       619    19,000  SH         Sole        N/A        19,000
NEOMAGIC CORP              COM             640497103       114    45,800  SH         Sole        N/A        45,800
NEWFIELD EXPL CO           COM             651290108       688    18,500  SH         Sole        N/A        18,500
NOBLE ENERGY INC           COM             655044105       883    24,500  SH         Sole        N/A        24,500
ORACLE CORP                COM             68389X105       140    14,824  SH         Sole        N/A        14,824
OXFORD HEALTH PLANS INC    COM             691471106     1,096    23,600  SH         Sole        N/A        23,600
PAYCHEX INC                COM             704326107       301     9,609  SH         Sole        N/A         9,609
PEPSICO INC                COM             713448108     1,730    35,892  SH         Sole        N/A        35,892
PFIZER INC                 COM             717081103     2,227    63,641  SH         Sole        N/A        63,641
PHARMACIA CORP             COM             71713U102       243     6,484  SH         Sole        N/A         6,484
PITNEY BOWES INC           COM             724479100       445    11,200  SH         Sole        N/A        11,200
PROCTER & GAMBLE CO        COM             742718109     2,574    28,827  SH         Sole        N/A        28,827
PROGRESSIVE CORP OHIO      COM             743315103     1,788    30,900  SH         Sole        N/A        30,900
RADIOSHACK CORP            COM             750438103       407    13,550  SH         Sole        N/A        13,550
ROYAL DUTCH PETE CO        NY REG EUR .56  780257804       356     6,440  SH         Sole        N/A         6,440
SAFEWAY INC                COM NEW         786514208       306    10,500  SH         Sole        N/A        10,500
SBC COMMUNICATIONS INC     COM             78387G103     2,134    69,968  SH         Sole        N/A        69,968
SCHERING PLOUGH CORP       COM             806605101       294    11,961  SH         Sole        N/A        11,961
SCHLUMBERGER LTD           COM             806857108     1,288    27,700  SH         Sole        N/A        27,700
STANLEY WKS                COM             854616109     1,395    34,006  SH         Sole        N/A        34,006
STATE STR CORP             COM             857477103       623    13,945  SH         Sole        N/A        13,945
SUN MICROSYSTEMS INC       COM             866810104       174    34,895  SH         Sole        N/A        34,895
SUNGARD DATA SYS INC       COM             867363103       211     7,980  SH         Sole        N/A         7,980
SYNOPSYS INC               COM             871607107       720    13,100  SH         Sole        N/A        13,100
TARGET CORP                COM             87612E106       345     9,050  SH         Sole        N/A         9,050
TEXAS INSTRS INC           COM             882508104       662    27,950  SH         Sole        N/A        27,950
TEXTRON INC                COM             883203101     1,175    25,050  SH         Sole        N/A        25,050
TITAN PHARMACEUTICALS
  INC DE                   COM             888314101        48    14,250  SH         Sole        N/A        14,250
TYCO INTL LTD NEW          COM             902124106       530    39,197  SH         Sole        N/A        39,197
UNITED PARCEL SERVICE INC  CL B            911312106     1,398    22,635  SH         Sole        N/A        22,635
UNITED TECHNOLOGIES CORP   COM             913017109       990    14,573  SH         Sole        N/A        14,573
UNITEDHEALTH GROUP INC     COM             91324P102     1,135    12,400  SH         Sole        N/A        12,400
VERIZON COMMUNICATIONS
  INC                      COM             92343V104     1,795    44,700  SH         Sole        N/A        44,700
VIACOM INC                 CL B            925524308       640    14,414  SH         Sole        N/A        14,414
WACHOVIA CORP NEW          COM             929903102       285     7,463  SH         Sole        N/A         7,463
WAL MART STORES INC        COM             931142103     1,207    21,946  SH         Sole        N/A        21,946
WASHINGTON MUT INC         COM             939322103       266     7,175  SH         Sole        N/A         7,175
WASTE MGMT INC DEL         COM             94106L109       979    37,600  SH         Sole        N/A        37,600
WESTPORT RES CORP NEW      COM             961418100       248    15,100  SH         Sole        N/A        15,100
WHIRLPOOL CORP             COM             963320106       353     5,405  SH         Sole        N/A         5,405
WHITE MTNS INS GROUP LTD   COM             G9618E107       411     1,300  SH         Sole        N/A         1,300
WILLIAMS COS INC DEL       COM             969457100       134    22,310  SH         Sole        N/A        22,310
WYETH                      COM             983024100     1,046    20,435  SH         Sole        N/A        20,435
YUM BRANDS INC             COM             988498101     1,593    54,458  SH         Sole        N/A        54,458